UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
12/31/12 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.4%)(a)
	Rating(RAT)	Principal amount	Value

California (94.1%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	A+	$20,750,000	$24,787,327
(Episcopal Sr. Cmnty.), 6 1/8s, 7/1/41	BBB	2,045,000	2,398,662
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A-	5,625,000	6,352,313
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/47	BBB	1,500,000	1,604,040
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB	700,000	751,401

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds
(Odd Fellows Home of CA), Ser. A, 5s, 4/1/42	A-	1,000,000	1,094,740
(Odd Fellows Home), Ser. A, 5s, 4/1/32	A-	3,000,000	3,376,110

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, AMBAC, zero %, 10/1/19	BBB+	24,270,000	19,297,320

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5 3/8s, 10/1/36	AA-	3,000,000	3,434,190
(Distr. Syst.), NATL, 5s, 10/1/29	A+	1,945,000	2,012,122

Arcadia, Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, AGM, zero %, 8/1/18	Aa2	1,500,000	1,235,625

Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s, 4/1/31(T)	AA	13,600,000	15,521,349

Burbank, Pub. Fin. Auth. Tax Alloc. Bonds (West Olive Redev.), AMBAC, 5s, 12/1/26	BBB+	3,390,000	3,389,864

CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A	10,250,000	11,952,935
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	12,202,995

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	A3	1,045,000	1,162,573
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	5,428,550
(Pacific U.), 5 1/2s, 11/1/39	A2	1,150,000	1,287,759
(Pacific U.), 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	A2	100,000	129,004
(CA College of Arts), 5 1/4s, 6/1/30	Baa3	1,360,000	1,481,026
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,424,466
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	3,205,880
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	6,788,087
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	A3	1,270,000	1,381,570
(Claremont McKenna College), 5s, 1/1/42	Aa2	4,600,000	5,320,360
(U. Southern CA), Ser. A, 5s, 10/1/39	Aa1	6,670,000	7,706,985
(U. of The Pacific), 5s, 11/1/36	A2	10,735,000	11,166,975
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	1,000,000	1,034,090
(U. of La Verne), Ser. A, 5s, 6/1/31	Baa2	1,970,000	2,040,841
(Chapman U.), 5s, 4/1/31	A2	2,425,000	2,727,689
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,612,703
(U. of the Pacific), 5s, 11/1/30	A2	2,500,000	2,617,075
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,862,230
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,551,765
(U. of The Pacific), 5s, 11/1/25	A2	4,000,000	4,277,760
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,288,400
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,911,108
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	179,758

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38	Aa2	5,400,000	6,545,124
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	131,005
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28	Aa2	3,350,000	4,063,818
(Catholic Hlth. Care West), Ser. J, 5 5/8s, 7/1/32	A	2,750,000	2,975,060
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	10,833,700
(Stanford Hosp.), Ser. A-2, 5 1/4s, 11/15/40	Aa3	1,000,000	1,147,940
(Scripps Hlth.), Ser. A, 5s, 11/15/40	Aa3	1,500,000	1,683,495
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A2	14,170,000	15,458,477
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	AAA	6,250,000	6,686,250
(Scripps Hlth.), Ser. A, 5s, 11/15/32	Aa3	1,000,000	1,138,750
(CA-NV Methodist), 5s, 7/1/26	A-	1,745,000	1,820,995

CA Hlth. Fac. Fin. Auth. VRDN (Adventist Hlth. Syst.), Ser. B, 0.05s, 9/1/25	VMIG1	2,850,000	2,850,000

CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	A	2,440,000	2,555,632
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A	10,000	10,360
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	A3	1,650,000	1,649,951
(Home Mtge.), Ser. L, FNMA Coll., 5.2s, 8/1/28	A	2,145,000	2,197,703
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A	4,060,000	3,807,306
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A	6,165,000	5,566,070
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	Baa2	2,500,000	2,446,875
(Home Mtge.), Ser. I, 4.6s, 8/1/21	A	2,845,000	2,860,306

CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(CA Indpt. Syst. Operator), Ser. A, 6 1/4s, 2/1/39	A1	12,000,000	12,954,839
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A-	4,985,000	5,413,212

CA Infrastructure & Econ. Dev. Bank VRDN (Los Angeles Museum), Ser. A, 0.11s, 9/1/37	VMIG1	2,295,000	2,295,000

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	11,000,000	11,486,750
5 1/4s, 2/1/37	Baa2	14,650,000	15,433,189

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	4,000,000	4,658,320
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,192,280
(Biola U.), 5 7/8s, 10/1/34	Baa1	12,470,000	13,620,358
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	243,916
(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa2	10,500,000	11,452,245
(Emerson College), 5 3/4s, 1/1/33	Baa1	2,000,000	2,373,420
(Loma Linda U.), 5s, 4/1/28	A	2,000,000	2,102,700
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	822,998

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6 1/8s, 5/15/39	A-	4,000,000	4,402,400

CA Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	4,500,000	4,926,195
(Wtr. Furnishing), 5s, 11/21/45	Baa3	8,000,000	8,036,000

CA Poll. Control Fin. Auth. VRDN (Pacific Gas & Electric Corp.)
Ser. F, 0.11s, 11/1/26	A-1+	8,300,000	8,300,000
Class C, 0.6s, 11/1/26	A-1+	28,500,000	28,500,000
Ser. E, 0.55s, 11/1/26	VMIG1	6,100,000	6,100,000

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. B, 5s, 7/1/27	BBB	4,500,000	4,820,354

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	7,500,000	8,062,425

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	BBB+	4,000,000	4,307,600

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	43,000,000	53,584,450
5 3/4s, 4/1/31	A1	40,620,000	48,074,989
5 1/4s, 4/1/35	A1	11,000,000	12,829,519
5 1/4s, 2/1/29	A1	4,000,000	4,745,240
5s, 11/1/32	A1	3,360,000	3,739,478

CA State VRDN, 0.08s, 5/1/33	VMIG1	5,000,000	5,000,000

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	3,000,000	3,684,690
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s, 4/1/29	A2	490,000	592,983
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A2	575,000	696,900
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A2	2,625,000	3,191,711
(Trustees CA State U.), Ser. D, 6s, 4/1/26	Aa3	1,365,000	1,643,829
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	1,755,000	2,130,482
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/24	A2	3,615,000	4,395,442
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A2	4,485,000	5,453,267
Ser. G-1, 5 3/4s, 10/1/30	A2	11,500,000	13,447,295
Ser. A-1, 5 1/2s, 3/1/25	A2	2,500,000	2,901,575
(Regents U.), Ser. E, 5s, 4/1/29	Aa2	7,015,000	7,905,695
(Regents U.), Ser. E, 5s, 4/1/28	Aa2	8,290,000	9,424,072

CA State Pub. Wks. Board Lease Rev. Bonds (Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	A2	17,250,000	19,572,194

CA State U. Rev. Bonds (Systemwide), Ser. A
5 3/4s, 11/1/28	Aa2	5,000,000	5,987,050
5s, 11/1/37	Aa2	5,430,000	6,238,310

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	15,300,000	15,341,922

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	4,500,000	4,928,535
(Sutter Hlth.), Ser. A, 6s, 8/15/42	Aa3	5,000,000	5,939,200
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	12,118,920
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	2,204,680
(Episcopal Cmntys. and Svcs.), 5s, 5/15/42	A-/F	3,250,000	3,589,788
(Huntington Memorial Hosp.), 5s, 7/1/35	A+	11,175,000	11,840,248
(Episcopal Cmntys. and Svcs.), 5s, 5/15/32	A-/F	600,000	671,304
(Terraces at San Joaquin Gardens), Ser. A, 5s, 10/1/22	BB/P	3,150,000	3,420,428

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB	2,415,000	2,365,034
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB	950,000	1,040,858
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	9,500,000	9,778,065

CA Statewide Cmnty. Dev. Auth. Special Tax Special Tax Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,273,337
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	995,000	535,718

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB-	6,000,000	6,999,300
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A-	7,500,000	8,758,875
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A-	5,000,000	5,927,300
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A	9,880,000	11,011,754
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	19,000,000	20,420,819
Ser. C, 5 1/4s, 8/1/31	A+	7,600,000	8,376,112
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	1,815,000	1,947,912
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27	A-	3,685,000	3,907,279
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20	A-	1,055,000	1,148,019

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3	2,890,000	2,891,243

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	1,695,803

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	5,769,000

Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO, 5s, 6/1/30	Aa3	3,540,000	3,905,824

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,782,850
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,026,500
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB+/P	2,315,000	2,345,928
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB+/P	340,000	346,790

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa3	2,600,000	3,047,642
Ser. D, 5 7/8s, 1/1/34	Aa3	5,000,000	5,883,250

Coast, Cmnty. College Dist. G.O. Bonds, NATL
zero %, 8/1/22	Aa1	1,280,000	918,170
zero %, 8/1/21	Aa1	4,500,000	3,404,520

Commerce, Redev. Agcy. Tax Alloc. Bonds (Redev. Area 1), zero %, 8/1/21 (Escrowed to maturity)	AAA/P	50,240,000	31,417,583

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	18,570,000	13,562,228

Corona, Cmnty. Fac. Dist. Special Tax Bonds (No. 97-2 Eagle Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB+/P	2,395,000	2,404,891

El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17 (Escrowed to maturity)	AA/F	7,300,000	8,290,318

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	A1	1,505,000	858,994

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	6,750,000	7,670,970

Foothill/Eastern Corridor Agcy. Rev. Bonds
(CA Toll Road), 5 3/4s, 1/15/40	Baa3	19,000,000	19,015,960
(CA Toll Roads), NATL, 5 3/8s, 1/15/14	Baa2	5,000,000	5,013,600
(CA Toll Roads), Ser. A, 5s, 1/1/35	Baa3	2,000,000	2,000,000

Fullerton, Cmnty. Facs. Dist. No. 1 Special Tax Bonds (Amerige Heights), 5s, 9/1/32	A-	1,000,000	1,081,080

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded 6/1/13)	Aaa	7,070,000	7,241,801
Ser. A-1, 5s, 6/1/33	B3	12,340,000	11,249,761
Ser. A, AGM, 4.55s, 6/1/22	Aa3	4,085,000	4,503,917
Ser. A-1, 4 1/2s, 6/1/27	B	10,675,000	9,995,430
Ser. S-B, zero %, 6/1/47	CCC+	24,000,000	1,989,360
Ser. A, AMBAC, zero %, 6/1/24	A2	15,500,000	9,887,295

Golden West, School Fin. Auth. Rev. Bonds, Ser. A, NATL
zero %, 8/1/20	Baa2	2,000,000	1,490,460
zero %, 2/1/20	Baa2	2,480,000	1,910,741

Huntington Beach, Cmnty. Fac. Dist. Special Tax Bonds (No. 2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB+/P	2,845,000	2,884,830
5.8s, 9/1/23	BB+/P	1,000,000	1,022,010

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6 1/4s, 11/1/31	AA-	1,000,000	1,244,860
Ser. A, 5 1/2s, 11/1/41	AA-	9,000,000	10,328,489
5 1/8s, 11/1/38	AA-	7,000,000	7,864,850
Ser. C, 5s, 11/1/41	AA-	7,195,000	7,907,161

Infrastructure & Econ. Dev. Bank Rev. Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	4,000,000	4,382,000

Irvine, Impt. Board Act of 1915 Special Assessment Bonds (Dist No. 12-1), 5s, 9/2/23	BBB+	1,000,000	1,172,120

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Dist. No. 04-20)
5s, 9/2/25	BB-/P	2,000,000	2,063,640
5s, 9/2/21	BB-/P	1,000,000	1,032,610
5s, 9/2/20	BB-/P	1,000,000	1,033,030
5s, 9/2/19	BB-/P	1,000,000	1,033,450
4 7/8s, 9/2/18	BB-/P	1,000,000	1,033,640

Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB/P	665,000	685,994

Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28	Aa2	5,245,000	5,906,971
AGM, zero %, 11/1/23	Aa2	1,395,000	905,732

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas), Ser. A, 5 1/2s, 11/15/28	A-	5,000,000	5,932,950
(Aquarium of the Pacific), 5s, 11/1/30	A1	1,000,000	1,140,700
(Aquarium of the Pacific), 5s, 11/1/29	A1	1,250,000	1,432,088

Long Beach, Cmnty. College Dist. G.O. Bonds (2008 Election), Ser. B
5s, 8/1/39	Aa2	2,500,000	2,868,550
zero %, 8/1/34	Aa2	1,500,000	541,350
zero %, 8/1/33	Aa2	625,000	236,475

Los Angeles Cnty., School Dist. COP (Headquarters Bldg.), Ser. B
5s, 10/1/31	A1	1,125,000	1,252,406
5s, 10/1/30	A1	1,250,000	1,397,013

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, 6s, 8/1/33	Aa1	10,000,000	12,369,400

Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds (Bunker Hill), Ser. A, AGM, 5s, 12/1/27	Aa3	16,000,000	16,872,479

Los Angeles, Dept. Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. A, 5s, 5/15/40	AA	5,000,000	5,621,000
(Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	11,500,000	12,928,300
(Sr. Intl. Private Activity), Ser. A, 5s, 5/15/28	AA	4,055,000	4,737,903

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa3	15,000,000	17,195,100
(Wtr. Wks.), Ser. B, 5s, 7/1/43	Aa2	5,000,000	5,762,650
Ser. A, 5s, 7/1/37	Aa2	2,000,000	2,312,180
Ser. B, 5s, 7/1/35	Aa2	5,000,000	5,834,150

Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt. Coll., 7.6s, 10/1/18 (Escrowed to maturity)	AA+	13,260,000	16,059,319

Los Angeles, Unified School Dist. G.O. Bonds
Ser. D, 5s, 1/1/34	Aa2	3,865,000	4,368,957
Ser. F, 5s, 7/1/29	Aa2	2,000,000	2,292,740

Los Angeles, Wastewater Syst. Rev. Bonds, Ser. B, 5s, 6/1/30	AA	12,310,000	14,670,812

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	5,000,000	6,890,200

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	15,000,000	17,831,099

Modesto, Irrigation Dist. Elec. Rev. Bonds
Ser. A, AGM, 5s, 7/1/32	Aa3	800,000	924,384
Ser. A, AGM, 5s, 7/1/31	Aa3	800,000	929,024
AGM, 5s, 7/1/30	Aa3	1,220,000	1,422,691

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa3	6,445,000	2,650,184

Murrieta, Pub. Fin. Auth. Rev. Bonds, 5s, 9/1/26	BBB-	1,000,000	1,099,600

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,384
zero %, 8/1/21	Aa2	8,575,000	6,148,018

North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB-/P	6,150,000	6,162,915
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	3,770,000	3,797,295
Ser. D, 5s, 9/1/26	BBB-/P	1,710,000	1,742,490

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/32	A+	700,000	814,891
5s, 7/1/30	A+	1,000,000	1,175,880

Oakland, Joint Powers Fin. Auth. VRDN (Fruitvale Transit Village), Ser. B, 0.19s, 7/1/33	VMIG2	1,250,000	1,250,000

Oakland, Swr. Rev. Bonds, Ser. A, AGM, 5s, 6/15/26	Aa3	3,690,000	3,860,589

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2006), Ser. A, 6 1/8s, 8/1/29	BBB/P	4,000,000	4,533,960

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB-/P	2,750,000	2,768,700
(Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	3,725,000	3,729,321
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB-/P	1,000,000	1,008,780

Palomar Pomerado, Hlth. G.O. Bonds (Election of 2004), Ser. A, AGO
zero %, 8/1/27	Aa3	3,395,000	1,779,897
zero %, 8/1/26	Aa3	5,000,000	2,762,000
zero %, 8/1/24	Aa3	5,130,000	3,192,450

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	6,674,820
5 1/2s, 9/1/31	A+	1,000,000	1,118,450

Placentia, Redev. Auth. Tax Alloc. Bonds, Ser. B, 5 3/4s, 8/1/32	BBB+	3,000,000	3,010,950

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P
5s, 5/1/33	A+	1,860,000	2,059,969
5s, 5/1/31	A+	1,000,000	1,116,730

Poway, Unified School Dist. G.O. Bonds
(Cap. Appn. School Fac. Impt.), zero %, 8/1/46	Aa2	10,000,000	1,930,100
(Election of 2008), zero %, 8/1/29	Aa2	11,350,000	5,652,868

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(No. 2003-1 Sunridge Anatolia), 6.1s, 9/1/37 (Prerefunded 3/1/13)	BB/P	1,485,000	1,513,557
(Sunridge Anatolia), Ser. 03-1, 5s, 9/1/32	BB+/P	1,250,000	1,288,563

Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/47	Baa2	6,000,000	6,089,100

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368s, 7/1/22 (Escrowed to maturity)	Baa2	17,350,000	21,564,488

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	2,141,296

Richmond, JT Pwrs. Fin. Auth. Rev. Bonds (Lease Civic Ctr.), AGO, 5 3/4s, 8/1/29	Aa3	2,000,000	2,276,040

Rio Linda, Unified School Dist. G.O. Bonds (Election of 2006), AGM, 5s, 8/1/31	Aa3	6,000,000	6,506,640

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4 3/4s, 11/1/36	Baa2	1,450,000	1,329,853

Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	B/P	4,250,000	2,319,735

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	A-	1,340,000	682,315

Sacramento City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/23	A-	15,815,000	9,660,593

Sacramento Cnty., Arpt. Syst. Rev. Bonds
5s, 7/1/40	A	2,650,000	2,928,330
Ser. A, AGM, 5s, 7/1/28	Aa3	1,500,000	1,694,595
Ser. A, AGM, 5s, 7/1/26	Aa3	5,000,000	5,731,600
Ser. A, AGM, 5s, 7/1/25	Aa3	3,990,000	4,598,395

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,455,000	1,458,070
5.7s, 9/1/23	BBB-/P	4,795,000	4,811,639

Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/22	A-	7,500,000	4,853,925
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	A-	5,000,000	3,876,000

Sacramento, Muni. Util. Dist. Rev. Bonds
Ser. Y, 5s, 8/15/32	A1	1,500,000	1,740,735
Ser. Y, 5s, 8/15/31	A1	500,000	585,700
Ser. X, 5s, 8/15/28	A1	1,650,000	1,955,201

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5 1/4s, 7/1/24	A1	11,520,000	14,285,836

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/19	A3	1,070,000	1,193,446

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/42	A2	4,790,000	5,191,785

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. A, 6 1/4s, 8/1/33	Aa2	1,000,000	1,238,020

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, Ser. A
5 1/4s, 3/1/40	A+	1,000,000	1,091,350
5 1/4s, 9/1/35	A+	1,500,000	1,653,750
5 1/4s, 3/1/25	A+	6,065,000	6,921,014
5s, 9/1/26	A+	6,265,000	7,011,788

San Diego, Pub. Fac. Fin. Auth. Tax Alloc. Bonds (Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Ba1	1,000,000	1,034,110

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	Aa3	1,245,000	1,475,773
5 1/8s, 5/15/29	Aa3	7,885,000	9,145,890

San Diego, Redev. Agcy. Tax Alloc. Bonds (Centre City), Ser. A, SGI, 5s, 9/1/22	A	4,665,000	4,810,828

San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/46	Aa2	10,000,000	1,786,100
(Election of 2008), Ser. C, zero %, 7/1/44	Aa2	15,000,000	2,978,400

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, 5s, 5/1/29	A1	5,200,000	6,012,812

San Francisco City & Cnty., Pub. Util. Comm. Wtr. Rev. Bonds, 5s, 11/1/43	Aa3	10,000,000	11,467,000

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. 34D, AGO, 5 1/4s, 5/1/25	Aa3	2,250,000	2,579,580
Ser. F, 5s, 5/1/40	A1	4,750,000	5,168,238
Ser. G, 5s, 5/1/40	A1	4,400,000	4,787,420

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds
(Mission Bay North Redev.), Ser. C, 6 3/4s, 8/1/41	A-	1,000,000	1,173,060
(Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB	1,250,000	1,364,038

San Joaquin Cnty., Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	7,000,000	8,268,890

San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds (Toll Road), Ser. A, 5s, 1/1/33	BB-	17,125,000	16,455,412

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5s, 8/1/32	BBB	3,935,000	3,925,123

San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/34	A/P	1,000,000	1,000,670

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	6,178,843
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	2,466,960

Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	A3	4,590,000	4,634,339

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6s, 7/1/31	A+	2,500,000	3,010,700
5 1/4s, 7/1/32	A+	4,000,000	4,576,720

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	495,000	496,337
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	501,860
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/27 (Prerefunded 9/1/21)	BBB+	3,305,000	3,622,379
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,495,000	1,650,106
(Impt. Area No. 1), Ser. A, 5.1s, 9/1/30 (Prerefunded 9/1/21)	BBB+	495,000	527,769

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	798,794

Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A
SGI, 5 1/8s, 12/1/35 (Prerefunded 12/1/14)	A+	3,000,000	3,271,620
5s, 12/1/35	A+	15,265,000	17,018,795
5s, 12/1/28	A+	2,305,000	2,654,853

Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	4,500,000	4,646,925
5 1/4s, 7/1/32	A/F	1,000,000	1,042,990

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	5,046,329

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	Baa1	2,850,000	3,320,421
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	Baa1	1,500,000	1,742,235
Ser. A, 5s, 7/1/40	AA-	6,860,000	7,691,295

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	4,215,000	4,221,491

Sweetwater, High School COP, AGM, 5s, 9/1/27	Aa3	7,840,000	7,999,544

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5 1/8s, 6/1/46	B+	5,000,000	4,184,550
Ser. A1-SNR, 5s, 6/1/37	BB+	2,000,000	1,782,800

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AA-	2,200,000	2,578,686
6 1/4s, 10/1/33	AA-	3,000,000	3,540,060

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A
5 7/8s, 1/1/29	A+	6,000,000	7,123,980
5 5/8s, 1/1/29	A+	1,000,000	1,170,460

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	15,640,000	16,912,470

U. of CA Rev. Bonds
Ser. O, 5 1/4s, 5/15/39	Aa1	10,000,000	11,475,199
Ser. G, 5s, 5/15/37	Aa2	2,500,000	2,879,000

Ventura Cnty., COP (Pub. Fin. Auth. III)
5 3/4s, 8/15/29	AA	1,500,000	1,746,720
5 3/4s, 8/15/28	AA	1,745,000	2,041,144

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/8s, 8/1/21	A-	4,000,000	4,539,440

West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election of 2004), Ser. B, SGI, zero %, 11/1/24	A1	2,395,000	1,416,978

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	750,000	810,548

			1,597,636,743
Guam (0.3%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,134,660

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	2,450,000	2,590,140

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	Aa3	1,000,000	1,127,270

			4,852,070
Puerto Rico (4.9%)

Children's Trust Fund Tobacco Settlement Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Baa3	4,000,000	4,000,800

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	BBB	5,000,000	5,314,700
Ser. C, 6s, 7/1/39	BBB	3,770,000	3,861,385
Ser. A, 5 1/4s, 7/1/34	BBB	2,750,000	2,708,200

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	BBB-	10,000,000	10,009,200
6s, 7/1/38	BBB-	5,850,000	5,866,205

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. A, 5s, 7/1/29	BBB+	3,500,000	3,445,925

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA, 5s, 7/1/28	BBB+	1,200,000	1,200,396

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	8,950,000	8,950,090

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. B, 5s, 7/1/31	BBB+	5,000,000	4,818,850

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	BBB	5,500,000	5,839,405

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	19,500,000	20,850,570
Ser. C, 5 1/4s, 8/1/41	A+	6,250,000	6,359,125

			83,224,851
Virgin Islands (0.1%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,224,740

			2,224,740
TOTAL INVESTMENTS

Total investments (cost $1,514,397,748)(b)			$1,687,938,404

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,697,856,337.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,515,397,605, resulting in gross unrealized appreciation and depreciation of $174,495,499 and $1,954,700, respectively, or net unrealized appreciation of $172,540,799.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	19.8%
	State government	16.3
	Health care	15.7
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $15,521,349 were held by the TOB trust and served as collateral for $6,844,481 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $3,110 for these investments based on an average interest rate of 0.18%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,687,938,404	$—

Totals by level	$—	$1,687,938,404	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013